First Trust Dorsey Wright Momentum and Value ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
First Trust Dorsey Wright Momentum and Value ETF | First Trust Dorsey Wright Momentum and Value ETF
Prospectus [Line Items]
Annual Return [Percent]	23.54%	13.48%	18.59%	(9.86%)	42.15%	(7.11%)	29.71%